ACQUISITION OF PHYTO BRANDCO (Narrative) (Details) - Phyto BrandCo [Member]			1 Months Ended		12 Months Ended
	Sep. 15, 2021 CAD ($) Share $ / shares	Jan. 01, 2021 CAD ($)	Apr. 29, 2022 shares	Sep. 15, 2021 CAD ($) Share $ / shares shares	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Disclosure of detailed information about business combination [line items]
Number of shares issued | Share	20,000,000			20,000,000
Share price on date of acquisition | $ / shares	$ 1.2			$ 1.2
Shares returned to treasury | shares			10,000,000	10,000,000
Share consideration	$ 24,000,000			$ 24,000,000
Total consideration	12,000,000			12,000,000
Trademarks	3,250,000			3,250,000
Revenue					$ 909,331	$ 385,119
Income (loss)					$ 70,124	$ (130,535)
Increase in revenue of acquiree on occurrence of acquisition		$ 1,320,407
Increase in net income of acquiree on occurrence of acquisition		$ 295,106
Trademarks [Member]
Disclosure of detailed information about business combination [line items]
Trademarks	$ 3,250,000			$ 3,250,000
Discount rate as fair value measurement input for intangible asset	12.50%
Royalty rate for remaining period of licensing agreement	10.00%
Royalty rate after remaining period of licensing agreement	2.00%